Issued Capital - Schedule of Movements in Share Capital (Details)	6 Months Ended
Jun. 30, 2025 USD ($) shares
Schedule of Movements in Share Capital [Line Items]
Balance, shares | shares	3,431,434
Balance | $	$ 68,844,716
Balance, shares | shares	3,446,434
Balance | $	$ 68,862,716
Issuance of shares for services [Member]
Schedule of Movements in Share Capital [Line Items]
Issuance of shares for services, shares | shares	15,000
Issuance of shares for services | $	$ 18,000